Short Term Bank Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short Term Bank Deposits [Abstract]
Deposited amount	$ 4,000	$ 5,000
Short term deposits period		1 year
Bear interest at an average annual rate of prime percentage	6.55%	4.60%